BORROWINGS FROM THE FEDERAL RESERVE BANK	12 Months Ended
Sep. 30, 2011
BORROWINGS FROM THE FEDERAL RESERVE BANK
BORROWINGS FROM THE FEDERAL RESERVE BANK

10.       BORROWINGS FROM THE FEDERAL RESERVE BANK

Borrowings from the Federal Reserve Bank represent short-term borrowings from the discount window at the Federal Reserve Bank of St. Louis and are typically extended for periods of 28 days or less.  There were no such borrowings outstanding during the year ended September 30, 2011 or at September 30, 2010..  The average balance of these borrowings was $82,000 and the maximum month-end balance was $4.7 million for the year ended September 30, 2010.  The average rate paid during the year ended September 30, 2010 was 0.59%.

The Bank has the ability to borrow funds from the Federal Reserve under an agreement that assigns certain qualifying loans as collateral to secure the amounts borrowed.  At September 30, 2011, $154.1 million of commercial loans were assigned under this arrangement.  The assets underlying these borrowings are under the Bank’s physical control.  As of September 30, 2011, the Bank had approximately $94.0 million in additional borrowing capacity available to it under this arrangement.